Restricted Net Assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Net Assets
Profit after taxation transferred to general reserve fund	10.00%
Maximum profit after taxation transferred to general reserve fund	50.00%
General reserve fund of PRC subsidiaries	¥ 407,500	¥ 371,438
Restricted share capital of PRC subsidiaries	2,534,945	¥ 1,669,017
Restricted net assets	¥ 2,950,455